Lease - Summary of Future lease Payments under Operating Leases (Detail) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2026	¥ 10,592	$ 1,515
2027	3,270	468
2028	1,874	268
2029	134	19
Total future lease payments	15,870	2,270
Less: Imputed interest	625	90
Total lease liability balance	¥ 15,245	$ 2,180